CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ (608,954)	$ 296,467	$ (233,996)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	234,068	158,696	70,565
Provisions for doubtful recovery of prepayments to suppliers	66,225	2,338	17,874
Provisions for doubtful recovery of accounts receivable	108,090	1,534	4,551
Inventory write-downs	305,175	6,113	180,213
Impairment loss on property, plant and equipment	0	0	1,999
Deferred income tax (benefit) expense	(31,576)	31,908	(35,049)
Equity in (income) loss of associates and a jointly-controlled entity	787	(3,570)	3,343
Share-based compensation	9,927	11,044	14,212
Amortization of debt issuance costs and debt discounts	5,470	10,174	9,456
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	(4,831)	0	0
Provision for loss on firm purchase commitments	27,637	0	1,120
Others	22	(364)	0
Changes in operating assets and liabilities, net of the effect of acquisition:
Pledged bank deposits related to purchase of inventory and other operating activities	(251,939)	(106,265)	(11,796)
Trade accounts receivable and bills receivable	(253,821)	(166,676)	(124,229)
Inventories	(443,550)	(44,759)	(5,604)
Prepayments to suppliers	(39,628)	(59,753)	20,037
Other assets	(1,110)	5,679	37,297
Other financial assets	670	6,603	(7,273)
Trade accounts payable and bills payable	594,339	390,744	154,154
Advance payments from customers	(224)	18,966	(138,542)
Income tax payable	(60,730)	17,260	10,438
Accrued expenses and other payables	48,017	14,029	50,882
Amount due from related parties	6,777	(6,379)	(37,615)
Amount due to related parties	2,345	(23,885)	36,614
Other financial liabilities	(154)	89	(37)
Net cash provided by (used in) operating activities	(286,968)	559,993	18,614
Cash flows from investing activities:
Purchase of land use rights	(90,421)	(89,416)	(24,591)
Purchase of property, plant and equipment, including deposits and cash paid for interest capitalized	(982,352)	(577,132)	(749,979)
Pledged bank deposit related to purchase of property, plant and equipment	(41,662)	(293,227)	(65,761)
Release of pledged bank deposit related to purchase of property, plant and equipment	236,580	98,575	93,113
Cash received for disposal of a subsidiary	0	559	0
Cash paid for investment in an associate and a jointly-controlled entity	(476)	0	(74,460)
Capital repayment from a jointly-controlled entity	0	0	24,867
Cash paid for short-term investment	0	(68,477)	0
Proceeds from disposal of short-term investment	68,947	0	0
Cash paid for acquisition of a subsidiary, less cash acquired	(6,660)	0	(504)
Net cash used in investing activities	(816,044)	(929,118)	(797,315)
Cash flows from financing activities:
Pledged bank deposits used for bank borrowings	(56,168)	(136,798)	(2,197)
Pledged bank deposits released upon repayment of borrowings and payable due to a customer	92,889	13,454	0
Proceeds from new loans and borrowings	3,650,798	2,733,126	2,251,631
Repayment of loans and borrowings	(2,921,358)	(2,049,569)	(1,684,219)
Repayment of payable due to a customer	0	(131,616)	0
Repayment of loans and advances from related parties	0	0	(2,195)
Proceeds from issuance of ordinary shares	167,329	18,029	111,800
Proceeds from private placements of ordinary shares	25,790	0	0
Payment for repurchase of ordinary shares	(110,559)	0	0
Payment of expenses relating to issuance of ordinary shares and convertible senior notes, RMB-denominated US$-settled senior notes and PRC notes	(6,769)	(4,894)	0
Payment of convertible senior notes redemption	(364,765)	(7,719)	0
Proceeds from issuance of RMB denominated US$-settled senior notes	258,657	0	0
Payment for repurchase of RMB denominated US$-settled senior notes	(8,223)	0	0
Proceeds from issuance of short-term and long-term PRC notes	142,837	0	0
Proceeds from sale-leaseback transaction	95,526	0	43,935
Receipt of deposit for capital leases	7,935	0	0
Payment of deposit for capital leases	(14,061)	0	(6,598)
Repayment of capital lease obligations	(52,393)	(38,299)	(21,314)
Proceeds for sale of non-controlling interests in a subsidiary, net of direct incremental costs	0	0	216,414
Purchase of non-controlling interests	(9,906)	(215,326)	0
Capital contribution from non-controlling interests	940	0	58
Proceeds from issuance of preferred shares by a subsidiary	240,000	0	0
Net cash provided by financing activities	1,138,499	180,388	907,315
Effect of foreign currency exchange rate changes on cash and cash equivalents	6,458	6,103	624
Net increase (decrease) in cash and cash equivalents	41,945	(182,634)	129,238
Cash and cash equivalents at beginning of year	202,127	384,761	255,523
Cash and cash equivalents at end of year	244,072	202,127	384,761
Supplemental disclosures of cash flow information:
Interest payments, net of amount capitalized	191,047	85,328	37,422
Income tax paid	95,152	16,478	4,238
Supplemental disclosures of non-cash investing and financing transaction:
Payable for purchase of property, plant and equipment	478,197	404,557	469,321
Payable for capital lease	82,204	0	0
Payable due to a customer	0	0	244,085
Payable for purchase of non-controlling interests	$ 0	$ 9,906	$ 0